Inventories	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories
7. Inventories:

	June 30, 2025	December 31, 2024
Purchased parts	$2,341	$5,463
Finished goods	515	1,205
	$2,856	$6,668
During the three and six months ended June 30, 2025, the Company recorded change in write-downs to net realizable value of approximately $140 and $110, respectively (three and six months ended June 30, 2024 - $307 and $503, respectively).